Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Carrying Value	$ 331,371,370	$ 330,449,580
Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	153,809,943	149,856,749	149,856,749
Preferred Shares Issued	153,473,639	149,520,445	149,520,445
Preferred Shares Outstanding		149,520,445	149,520,445
Carrying Value	$ 368,692,000	$ 353,692,000	$ 353,692,000
Liquidation Preference	$ 377,057,000	$ 362,057,000	$ 362,057,000
Enjoy Technology Inc [Member] | Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	10,220,000	10,220,000	10,220,000
Preferred Shares Issued	10,220,000	10,220,000	10,220,000
Preferred Shares Outstanding		10,220,000	10,220,000
Issuance Price Per Share	$ 0.3572	$ 0.3572	$ 0.3572
Conversion Price Per Share	$ 0.3572	$ 0.3572	$ 0.3572
Carrying Value	$ 3,651,000	$ 3,651,000	$ 3,651,000
Liquidation Preference	$ 3,651,000	$ 3,651,000	$ 3,651,000
Enjoy Technology Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	23,298,748	23,298,748	23,298,748
Preferred Shares Issued	23,298,748	23,298,748	23,298,748
Preferred Shares Outstanding		23,298,748	23,298,748
Issuance Price Per Share	$ 1.1374	$ 1.1374	$ 1.1374
Conversion Price Per Share	$ 1.1374	$ 1.1374	$ 1.1374
Carrying Value	$ 26,371,000	$ 26,371,000	$ 26,371,000
Liquidation Preference	$ 26,500,000	$ 26,500,000	$ 26,500,000
Enjoy Technology Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	76,806,060	76,806,060	76,806,060
Preferred Shares Issued	76,469,756	76,469,756	76,469,756
Preferred Shares Outstanding		76,469,756	76,469,756
Issuance Price Per Share	$ 2.3788	$ 2.3788	$ 2.3788
Conversion Price Per Share	$ 2.3788	$ 2.3788	$ 2.3788
Carrying Value	$ 181,592,000	$ 181,592,000	$ 181,592,000
Liquidation Preference	$ 181,906,000	$ 181,906,000	$ 181,906,000
Enjoy Technology Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	43,485,135	39,531,941	39,531,941
Preferred Shares Issued	43,485,135	39,531,941	39,531,941
Preferred Shares Outstanding		39,531,941	39,531,941
Issuance Price Per Share	$ 3.7944	$ 3.7944	$ 3.7944
Conversion Price Per Share	$ 3.7944	$ 3.7944	$ 3.7944
Carrying Value	$ 157,078,000	$ 142,078,000	$ 142,078,000
Liquidation Preference	$ 165,000,000	$ 150,000,000	$ 150,000,000